Fair Value Measurements - (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Feb. 28, 2025
Derivatives, Fair Value [Line Items]
Fair value of derivatives, current	$ 189	$ 646
Fair value of derivatives, non-current	376	1,615
Swap Transaction [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 87,860
Derivative fixed rate	4.12%
Fair value of derivatives	$ 565	2,261
Fair value of derivatives, current	189	646
Fair value of derivatives, non-current	$ 376	$ 1,615
Swap Transaction [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount			$ 87,860
Derivative fixed rate			412.00%